Related Party Transactions	6 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 9:-	RELATED PARTY TRANSACTIONS

On March 2, 2023, the Company entered into an amendment (the “Amendment”) to the loan facility agreement (as amended on June 30, 2021, the “Loan Facility Agreement”) with Israel Bar, the Company’s Chief Executive Officer, director and largest shareholder, and Joseph Gottlieb, another director and the Company’s second largest shareholder, pursuant to which the Company (i) amended the repayment terms set in the Loan Facility Agreement to provide that the amounts outstanding under the Loan Facility Agreement shall be due and payable in 24 equal monthly payments, commencing on February 4, 2024, subject to availability of free cash (as defined in the Amendment) of the Company, and (ii) clarified that the total amount due to Mr. Gottlieb under the Loan Agreement is NIS 1,020,347 (approximately $317,371). Pursuant to the Amendment, the total outstanding amount under the Loan Facility Agreement after giving effect to the Amendment was NIS 3,480,305.88 (approximately $1,088,250). As of June 30, 2024, the outstanding amount under the Loan Facility Agreement is $895,529. The loans were classified as long term liabilities in the amount of $317,405 and short term liabilities in the amount of $578,124.

On March 3, 2021, the Company entered into a service agreement with Mr. Elad Kashi, a relative of Mr. Israel Bar, the Company’s Chief Executive Officer and a director of the Company, pursuant to which Mr. Kashi provides the Company with mechanical design services as requested by the Company in exchange for hourly compensation of NIS195 (approximately $54). Effective February 2022, the hourly rate under the agreement was increased to NIS350 (approximately $97). The amended terms of Mr. Kashi’s agreement were approved on March, 2024 by the Audit Committee and the board of directors, and subsequently approved and ratified by the Company’s shareholders at the Company’s 2024 annual general meeting of shareholders.